Withdrawal from Russian oil and gas activities (Tables)	12 Months Ended
Dec. 31, 2022
Interest in other entities [Abstract]
Analysis of incomes and expenses	These were recognised in:

2022	$ million
Revenue	(468)
Share of profit of joint ventures and associates	(1,614)
Interest and other income/(expenses)	(1,116)
Selling, distribution and administrative expenses	(104)
Depreciation, depletion and amortisation	(695)
Other	(173)
Loss before taxation	(4,170)
Taxation credit	(366)
Loss for the period	(3,804)